Parent company accounts - Statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
Profit after tax		£ 4,658	£ 3,748	£ 3,561
Currency translation reserve
Currency translation differences		(1,156)	(93)	(1,209)
Fair value through other comprehensive income reserve movement relating to debt securities
Net gains/(losses) from changes in fair value		695	(840)	1,142
Net losses/(gains) transferred to net profit on disposal		201	(134)	(102)
Net (gains)/losses relating to (release of) impairment		(3)	1	(2)
Net gains/(losses) due to fair value hedging		30	318	(849)
Tax		(256)	181	(54)
Cash flow hedging reserve
Net gains/(losses) from changes in fair value		2,654	(1,349)	2,506
Net (losses)/gains transferred to net profit		(506)	1,950	1,158
Tax		(607)	(154)	(1,002)
Other comprehensive income/(loss) that may be recycled to profit or loss		1,052	(120)	1,588
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements		(13)	(419)	(1,182)
Own credit		89	(1,131)	(983)
Tax		(29)	430	609
Other comprehensive income/(loss) not recycled to profit or loss		47	(1,120)	(1,556)
Other comprehensive income/(loss) for the year		1,099	(1,240)	32
Total comprehensive income for the year		5,757	2,508	3,593
Attributable to:
Equity holders of the parent		5,757	2,508	3,593
Total comprehensive income for the year		5,757	2,508	3,593
Barclays Bank PLC
Condensed Statement of Income Captions [Line Items]
Profit after tax		4,490	4,965	2,866
Currency translation reserve
Currency translation differences	[1]	(794)	148	(572)
Fair value through other comprehensive income reserve movement relating to debt securities
Net gains/(losses) from changes in fair value		687	(841)	1,140
Net losses/(gains) transferred to net profit on disposal		202	(134)	(102)
Net (gains)/losses relating to (release of) impairment		(3)	1	(2)
Net gains/(losses) due to fair value hedging		25	331	(850)
Tax		(254)	180	(54)
Cash flow hedging reserve
Net gains/(losses) from changes in fair value		2,633	(1,285)	2,443
Net (losses)/gains transferred to net profit		(537)	1,807	1,006
Tax		(587)	(146)	(966)
Other comprehensive income/(loss) that may be recycled to profit or loss		1,372	61	2,043
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements		(15)	(420)	(1,175)
Own credit		97	(1,084)	(975)
Tax		(33)	428	608
Other comprehensive income/(loss) not recycled to profit or loss		49	(1,076)	(1,542)
Other comprehensive income/(loss) for the year		1,421	(1,015)	501
Total comprehensive income for the year		5,911	3,950	3,367
Attributable to:
Equity holders of the parent		5,911	3,950	3,367
Total comprehensive income for the year		£ 5,911	£ 3,950	£ 3,367

[1]	There was no CTR recycling events during 2025, 2024 & 2023.